SHARE WARRANT OBLIGATIONS - Schedule of Fair Value Assumptions (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2024 $ / shares	Dec. 31, 2023 $ / shares	Sep. 30, 2024 $ / shares	Dec. 31, 2023 $ / shares
Public warrants
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant price ($) (in USD per share)	$ 0.07	$ 0.41
Northern Genesis Acquisition Corp.
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant price ($) (in USD per share)	0.01	0.05
Option Pricing Model
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Exercise price ($) (in USD per share)	11.50	11.50
Share price ($) (in USD per share)	$ 0.68	$ 1.77
Expected warrant life (years)	1 year 6 months 29 days	2 years 3 months 29 days
Option Pricing Model | Public warrants
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Exercise price ($) (in USD per share)			$ 2.81	$ 2.81
Share price ($) (in USD per share)			$ 0.92	$ 2.36
Expected warrant life (years)	3 years 9 months 14 days	4 years 6 months 14 days
Option Pricing Model | Warrant | Volatility | Public warrants
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant assumptions (as a percent)	0.616	0.570	0.616	0.570
Option Pricing Model | Warrant | Volatility | Northern Genesis Acquisition Corp.
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant assumptions (as a percent)	0.668	0.530	0.668	0.530
Option Pricing Model | Warrant | Risk-free interest rate | Public warrants
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant assumptions (as a percent)	0.0280	0.0328	0.0280	0.0328
Option Pricing Model | Warrant | Risk-free interest rate | Northern Genesis Acquisition Corp.
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant assumptions (as a percent)	0.0308	0.0381	0.0308	0.0381
Amazon Logistics, Inc. | Option Pricing Model
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Exercise price ($) (in USD per share)	$ 5.66	$ 5.66
Share price ($) (in USD per share)	$ 0.68	$ 1.77
Expected warrant life (years)	3 years 9 months	4 years 6 months
Amazon Logistics, Inc. | Option Pricing Model | Warrant | Volatility
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant assumptions (as a percent)	0.616	0.570	0.616	0.570
Amazon Logistics, Inc. | Option Pricing Model | Warrant | Risk-free interest rate
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant assumptions (as a percent)	0.0280	0.0330	0.0280	0.0330